CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Operating costs	$ 500,148	$ 3,788,909
Loss From Operations	(500,148)	(3,788,909)
Other (Expense) Income, net:
Income from operating Bank Account	997	3,205
Income from investments held in Trust Account	555,280	6,289,385
Change in fair value of warrant liability and sponsor loans	(1,057,000)	(450,800)
Total other (expense) income, net	(500,723)	5,841,790
(Loss) income before provision for income taxes	(1,000,871)	2,052,881
Provision for income taxes	(106,318)	(1,290,002)
Net (loss) income	$ (1,107,189)	$ 762,879
Class A common stock subject to possible redemption
Other (Expense) Income, net:
Weighted average shares outstanding, basic	4,039,934	17,875,275
Weighted average shares outstanding, diluted	4,039,934	17,875,275
Basic net (loss) income per share	$ (0.09)	$ 0.03
Diluted net (loss) income per share	$ (0.09)	$ 0.03
Class B common stock
Other (Expense) Income, net:
Weighted average shares outstanding, basic	8,625,000	8,625,000
Weighted average shares outstanding, diluted	8,625,000	8,625,000
Basic net (loss) income per share	$ (0.09)	$ 0.03
Diluted net (loss) income per share	$ (0.09)	$ 0.03